FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706
                                   ---------

                          TEMPLETON INCOME TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON GLOBAL BOND FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................... 3

Notes to Statement of Investments ............................................ 8

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

TEMPLETON GLOBAL BOND FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT(a)       VALUE
---------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 94.3%
AUSTRALIA 5.4%
New South Wales Treasury Corp.,
  6.50%, 5/01/06 ......................................       3,400,000 AUD     $   2,671,104
  8.00%, 3/01/08 ......................................      15,900,000 AUD        13,268,699
  6.00%, 5/01/12 ......................................      18,300,000 AUD        14,591,880
Queensland Treasury Corp.,
  6.00%, 7/14/09 ......................................      17,500,000 AUD        13,917,065
  6.00%, 10/14/15 .....................................      18,413,000 AUD        14,806,186
                                                                                -------------
                                                                                   59,254,934
                                                                                -------------

AUSTRIA 3.9%
Republic of Austria,
  5.00%, 1/15/08 ......................................       5,000,000 EUR         7,104,078
  4.00%, 7/15/09 ......................................       9,400,000 EUR        13,026,674
  5.00%, 7/15/12 ......................................       4,030,000 EUR         5,883,113
  4.65%, 1/15/18 ......................................      11,700,000 EUR        16,558,232
                                                                                -------------
                                                                                   42,572,097
                                                                                -------------

BELGIUM 1.3%
Kingdom of Belgium,
  4.75%, 9/28/06 ......................................       3,700,000 EUR         5,125,421
  8.50%, 10/01/07 .....................................       4,274,000 EUR         6,581,183
  5.00%, 9/28/12 ......................................       1,990,000 EUR         2,903,170
                                                                                -------------
                                                                                   14,609,774
                                                                                -------------

BRAZIL .4%
Republic of Brazil, DCB, L, FRN, 3.125%, 4/15/12 ......       5,126,512             4,796,492
                                                                                -------------

CANADA 4.1%
Government of Canada,
   8.75%, 12/01/05 ....................................      29,815,000 CAD        26,614,002
   3.00%, 6/01/06 .....................................       5,400,000 CAD         4,562,579
   5.75%, 9/01/06 .....................................       3,050,000 CAD         2,693,820
   6.00%, 6/01/11 .....................................       2,638,000 CAD         2,461,855
   5.25%, 6/01/12 .....................................      10,000,000 CAD         8,961,231
                                                                                -------------
                                                                                   45,293,487
                                                                                -------------

COLOMBIA .4%
 Republic of Colombia,
   10.75%, 1/15/13 ....................................         600,000               705,720
   11.75%, 2/25/20 ....................................       2,950,000             3,707,707
                                                                                -------------
                                                                                    4,413,427
                                                                                -------------

DENMARK 1.8%
 Kingdom of Denmark,
   8.00%, 3/15/06 .....................................      37,076,000 DKK         7,100,507
   7.00%, 11/15/07 ....................................       5,850,000 DKK         1,173,831
   4.00%, 8/15/08 .....................................       3,200,000 DKK           594,575
   6.00%, 11/15/11 ....................................      11,100,000 DKK         2,286,351
   5.00%, 11/15/13 ....................................      42,200,000 DKK         8,227,913
                                                                                -------------
                                                                                   19,383,177
                                                                                -------------


                                          Quarterly Statement of Investments | 3

TEMPLETON GLOBAL BOND FUND

--------------------------------------------------------------------------------------------------
                                                                PRINCIPAL AMOUNT(a)       VALUE
--------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
FINLAND 3.1%
Government of Finland,
  7.25%, 4/18/06 .........................................         4,225,000 EUR     $   5,985,538
  5.00%, 4/25/09 .........................................        15,300,000 EUR        22,020,109
  5.375%, 7/04/13 ........................................         4,400,000 EUR         6,588,714
                                                                                     -------------
                                                                                        34,594,361
                                                                                     -------------

FRANCE 2.5%
Government of France,
  5.00%, 4/25/12 .........................................         3,690,000 EUR         5,377,404
  4.00%, 4/25/13 .........................................        11,500,000 EUR        15,696,502
  4.25%, 4/25/19 .........................................         5,100,000 EUR         6,911,448
                                                                                     -------------
                                                                                        27,985,354
                                                                                     -------------

GERMANY 1.7%
Federal Republic of Germany,
  2.50%, 9/16/05 .........................................         3,800,000 EUR         5,062,239
  4.00%, 2/16/07 .........................................         5,000,000 EUR         6,865,840
  5.00%, 1/04/12 .........................................         4,500,000 EUR         6,564,419
                                                                                     -------------
                                                                                        18,492,498
                                                                                     -------------

GREECE 1.4%
Republic of Greece,
  4.60%, 5/20/13 .........................................         6,200,000 EUR         8,716,850
  4.50%, 5/20/14 .........................................         2,900,000 EUR         4,031,679
Hellenic Republic, 6.50%, 10/22/19 .......................         1,800,000 EUR         2,979,897
                                                                                     -------------
                                                                                        15,728,426
                                                                                     -------------

HUNGARY 1.1%
Government of Hungary,
  9.25%, 5/12/05 .........................................       181,400,000 HUF           980,212
  8.50%, 10/12/05 ........................................     1,998,500,000 HUF        10,718,993
  7.00%, 4/12/06 .........................................       103,000,000 HUF           542,279
                                                                                     -------------
                                                                                        12,241,484
                                                                                     -------------

INDONESIA 5.7%
Indonesia Government, 11.00%, 10/15/14 ...................    31,300,000,000 IDR         3,617,757
Indonesia Recapital Bonds,
  14.00%, 6/15/09 ........................................    43,217,000,000 IDR         5,534,179
  13.15%, 3/15/10 ........................................   147,815,000,000 IDR        18,620,581
  14.25%, 6/15/13 ........................................   111,950,000,000 IDR        15,138,125
  14.275%, 12/15/13 ......................................   144,678,000,000 IDR        19,732,473
                                                                                     -------------
                                                                                        62,643,115
                                                                                     -------------

IRISH REPUBLIC 2.0%
Republic of Ireland,
  4.25%, 10/18/07 ........................................         9,550,000 EUR        13,275,226
  5.00%, 4/18/13 .........................................         2,100,000 EUR         3,069,843
  4.60%, 4/18/16 .........................................         4,400,000 EUR         6,245,641
                                                                                     -------------
                                                                                        22,590,710
                                                                                     -------------


4 | Quarterly Statement of Investments

TEMPLETON GLOBAL BOND FUND

----------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT(a)       VALUE
----------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
ITALY .5%
Buoni Poliennali Del Tesoro, 8.75%, 7/01/06 ............         951,000 EUR     $   1,389,123
Government of Italy, 10.50%, 4/01/05 ...................       2,776,001 EUR         3,778,345
                                                                                 -------------
                                                                                     5,167,468
                                                                                 -------------

MEXICO .8%
United Mexican States,
   144A, 7.50%, 3/08/10 ................................       3,300,000 EUR         5,075,304
   Reg S, 7.50%, 3/08/10 ...............................       2,500,000 EUR         3,844,927
                                                                                 -------------
                                                                                     8,920,231
                                                                                 -------------

NETHERLANDS 2.4%
Government of Netherlands,
   6.00%, 1/15/06 ......................................       3,100,000 EUR         4,289,332
   3.00%, 7/15/07 ......................................       2,000,000 EUR         2,687,329
   3.75%, 7/15/09 ......................................       3,600,000 EUR         4,936,471
   5.00%, 7/15/12 ......................................         500,000 EUR           729,260
   7.50%, 1/15/23 ......................................       7,300,000 EUR        13,723,034
                                                                                 -------------
                                                                                    26,365,426
                                                                                 -------------

NEW ZEALAND 7.6%
Government of New Zealand,
   6.50%, 2/15/06 ......................................      33,300,000 NZD        23,885,180
   7.00%, 7/15/09 ......................................      27,588,000 NZD        20,554,914
   6.00%, 11/15/11 .....................................      10,837,000 NZD         7,766,684
   6.50%, 4/15/13 ......................................      42,150,000 NZD        31,210,285
                                                                                 -------------
                                                                                    83,417,063
                                                                                 -------------

NORWAY 2.1%
Kingdom of Norway, 6.75%, 1/15/07 ......................     133,350,000 NOK        23,694,694
                                                                                 -------------

PERU .1%
Republic of Peru, 9.875%, 2/06/15 ......................       1,100,000             1,287,000
                                                                                 -------------

PHILIPPINES 2.1%
Republic of Philippines,
   9.00%, 2/15/13 ......................................       3,675,000             3,731,411
   FRN, 2.4375%, 6/01/08 ...............................         466,667               511,056
   Reg S, 9.125%, 2/22/10 ..............................      10,375,000 EUR        14,352,088
   Reg S, zero cpn., 10/03/05 ..........................       4,900,000             4,713,188
                                                                                 -------------
                                                                                    23,307,743
                                                                                 -------------

POLAND 6.1%
Republic of Poland,
   8.50%, 11/12/06 .....................................      68,850,000 PLN        22,506,427
   8.50%, 5/12/07 ......................................      48,740,000 PLN        16,111,811
   6.00%, 5/24/09 ......................................      93,020,000 PLN        28,695,116
                                                                                 -------------
                                                                                    67,313,354
                                                                                 -------------

RUSSIA 1.5%
Federation of Russia,
   Reg S, 12.75%, 6/24/28 ..............................       9,550,000            15,196,437
   Reg S, 5.00% to 3/31/07, 7.50% thereafter, 3/31/30 ..       1,630,000             1,626,331
                                                                                 -------------
                                                                                    16,822,768
                                                                                 -------------


                                          Quarterly Statement of Investments | 5

TEMPLETON GLOBAL BOND FUND

------------------------------------------------------------------------------------------------
                                                              PRINCIPAL AMOUNT(a)       VALUE
------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SINGAPORE 1.2%
Republic of Singapore, 4.00%, 3/01/07 ...................       20,550,000 SGD     $  13,190,072
                                                                                   -------------

SLOVAK REPUBLIC 4.1%
Republic of Slovak, Strip, 3.922% - 4.142%, 1/14/07 .....    1,448,800,000 SKK        45,170,891
                                                                                   -------------

SOUTH AFRICA .1%
Republic of South Africa, 5.25%, 5/16/13 ................        1,200,000 EUR         1,675,713
                                                                                   -------------

SOUTH KOREA 11.8%
Korea Treasury Bonds,
   4.50%, 3/05/06 .......................................    6,000,000,000 KRW         5,868,652
   4.50%, 9/03/06 .......................................   28,500,000,000 KRW        28,005,294
   6.90%, 1/16/07 .......................................   38,100,000,000 KRW        39,329,773
   4.75%, 3/03/07 .......................................   22,435,000,000 KRW        22,316,330
   5.77%, 10/09/07 ......................................   27,800,000,000 KRW        28,506,362
   4.75%, 3/12/08 .......................................    3,250,000,000 KRW         3,267,637
   5.00%, 3/26/13 .......................................    2,500,000,000 KRW         2,613,806
                                                                                   -------------
                                                                                     129,907,854
                                                                                   -------------

SPAIN .6%
Government of Spain, 8.80%, 4/30/06 .....................        4,649,855 EUR         6,727,168
                                                                                   -------------

SWEDEN 7.8%
Kingdom of Sweden,
   6.00%, 2/09/05 .......................................       24,500,000 SEK         3,671,605
   3.50%, 4/20/06 .......................................      216,080,000 SEK        32,630,235
   8.00%, 8/15/07 .......................................      154,945,000 SEK        26,099,688
   6.50%, 5/05/08 .......................................       28,900,000 SEK         4,771,119
   5.00%, 1/28/09 .......................................        4,500,000 SEK           713,945
   5.50%, 10/08/12 ......................................      108,400,000 SEK        17,833,938
                                                                                   -------------
                                                                                      85,720,530
                                                                                   -------------

THAILAND 5.6%
Government of Thailand,
   6.00%, 3/05/05 .......................................      319,900,000 THB         8,207,101
   8.50%, 10/14/05 ......................................    1,087,100,000 THB        29,027,487
   8.00%, 12/08/06 ......................................      721,020,000 THB        20,179,871
   4.125%, 2/12/08 ......................................       73,000,000 THB         1,901,954
   8.50%, 12/08/08 ......................................        8,500,000 THB           257,102
Kingdom of Thailand, 2.00%, 1/24/06 .....................      100,000,000 THB         2,539,008
                                                                                   -------------
                                                                                      62,112,523
                                                                                   -------------

UKRAINE 2.6%
Republic of Ukraine,
   144A, 6.875%, 3/04/11 ................................        5,300,000             5,205,660
   144A, 7.65%, 6/11/13 .................................       10,192,000            10,316,546
   FRN,  5.36%, 8/05/09 .................................        6,000,000             6,060,000
   Reg S, 10.00%, 3/15/07 ...............................          513,348 EUR           712,112
   Reg S, 11.00%, 3/15/07 ...............................        2,006,724             2,092,311
   Reg S, 6.875%, 3/04/11 ...............................        3,500,000             3,437,700
   Reg S, 7.65%, 6/11/13 ................................        1,020,000             1,032,464
                                                                                   -------------
                                                                                      28,856,793
                                                                                   -------------


6 | Quarterly Statement of Investments

TEMPLETON GLOBAL BOND FUND

-----------------------------------------------------------------------------------------------------------
                                                                      PRINCIPAL AMOUNT(a)        VALUE
-----------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
UNITED KINGDOM .1%
United Kingdom, 8.50%, 7/16/07 ....................................          581,000 GBP     $    1,219,250
                                                                                             --------------

VENEZUELA 2.4%
Republic of Venezuela,
   9.25%, 9/15/27 .................................................       14,480,000             15,063,761
   FRN, 3.09%, 4/20/11 ............................................       12,400,000             11,245,250
                                                                                             --------------
                                                                                                 26,309,011
                                                                                             --------------

TOTAL LONG TERM INVESTMENTS (COST $907,265,778) ...................                           1,041,784,888
                                                                                             --------------

SHORT TERM INVESTMENTS 2.8%
CANADA .6%
Canada Treasury Bills, 2.89% - 2.90%, 7/14/05 .....................        7,160,000 CAD          5,928,066
                                                                                             --------------

NORWAY 1.7%
Norwegian Treasury Bills, 1.843% - 1.987%, 6/15/05 - 9/21/05 ......      115,260,000 NOK         18,551,858
                                                                                             --------------

UNITED STATES .5%
Dresdner Bank AG, Time Deposit, 2.07%, 12/01/04 ...................        5,770,000              5,770,000
                                                                                             --------------
TOTAL SHORT TERM INVESTMENTS (COST $28,756,088) ...................                              30,249,924
                                                                                             --------------
TOTAL INVESTMENTS (COST $936,021,866) 97.1% .......................                           1,072,034,812
OTHER ASSETS, LESS LIABILITIES 2.9% ...............................                              32,502,352
                                                                                             --------------
NET ASSETS 100.0% .................................................                          $1,104,537,164
                                                                                             ==============

CURRENCY ABBREVIATIONS:   | AUD - Australian Dollar | CAD - Canadian Dollar |
                            DKK - Danish Krone | EUR - Euro | GBP - British Pound | HUF - Hungarian Forint | IDR - Indonesian Rupiah | KRW - Korean Won | NOK - Norwegian Krone | NZD - New Zealand Dollar | PLN - Polish Zloty |
                            SEK - Swedish Krona | SGD - Singapore Dollar | SKK - Slovak Koruna | THB - Thai Baht

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.


                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 7

TEMPLETON GLOBAL BOND FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Bond Fund (the Fund), is a separate, non-diversified series of Templeton Income Trust (the Trust), an open-end investment company registered under the Investment Company Act of 1940.

1. INCOME TAXES

At November 30, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments .....................................         $ 948,744,057
                                                                  -------------
Unrealized appreciation .................................         $ 126,850,399
Unrealized depreciation .................................            (3,559,644)
                                                                  -------------
Net unrealized appreciation (depreciation) ..............         $ 123,290,755
                                                                  =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 20, 2005